Related Party Transactions - Additional Information (Detail) - USD ($)			2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 25, 2020	Aug. 03, 2020	Sep. 30, 2020	Dec. 31, 2020	Oct. 14, 2021	Dec. 31, 2021	Oct. 01, 2020
VPC IMPACT ACQUISITION HOLDINGS [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services				$ 25,000	$ 25,000
Share Price					$ 9.20
Related party transaction expenses	$ 0
Sponsor [Member] | Administrative Support Agreement [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Related Party Transaction [Line Items]
Related party transaction expenses	$ 10,000		$ 90,000		$ 30,000
Due to officers or stockholders, current				$ 30,000	$ 110,000
Founder Shares [Member] | Lock In Period One [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares					1 year
Founder Shares [Member] | Lock In Period Two [Member] | Minimum [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares					150 days
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding						57,164,388
Common Class A [Member] | Founder Shares [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Related Party Transaction [Line Items]
Percentage of common stock shares outstanding					20.00%
Number of consecutive trading days for determining the share price					20 days
Number of trading days for determining the share price					30 days
Common Class A [Member] | Founder Shares [Member] | Minimum [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Related Party Transaction [Line Items]
Share Price					$ 12.00
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding				5,184,300	5,184,300
Common Class B [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding				5,184,300	5,184,300
Share based compensation other than employee stock scheme shares forfeited during the period				565,700
Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period shares for services rendered		5,750,000
Common Class B [Member] | Founder Shares [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 25,000
Common stock, shares outstanding		5,690,000					5,184,300
Common stock share subject to forfeiture		750,000
Percentage of common stock shares outstanding		20.00%
Common stock shares not subject to forfeiture					184,300
Common Class B [Member] | Founder Shares [Member] | Board Of Directors [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Related Party Transaction [Line Items]
Shares transferred to related party		60,000